Business combinations - Acquisition of BE-Terna Narrative (Details) - BE-terna - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 09, 2022
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Consideration			€ 191
Payment obligations cancelled			€ 162
Loss of acquiree since acquisition date		€ (3)
Increase (decrease) in goodwill	€ 3